Acquisitions and disposals (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Thousands	1 Months Ended					12 Months Ended
	Apr. 19, 2022 ft²	Feb. 18, 2022 USD ($) ft²	Dec. 22, 2021 ARS ($) $ / shares shares	Dec. 22, 2021 $ / shares	Sep. 22, 2021 USD ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2021 ARS ($)	Jun. 30, 2020 ARS ($)	Mar. 29, 2022 ARS ($) ft²	Dec. 15, 2021 USD ($)	Nov. 02, 2021 ARS ($) ft²	Mar. 09, 2021 ARS ($) ft²
Statement [Line Items]
Total operation										$ 9,200,000
Dividend distribution						$ (176,000)	$ (1,189,000)	$ (5,623,000)
Distribution of dividends in kind [Member]
Statement [Line Items]
Dividend distribution			$ 25,300
Ordinary shares distibuted | shares			3,191,213
Ordinary shares distributed, value			$ 410
Interest rate	79.92%
Dividend distribution, per share | $ / shares				$ 7.94
Dividend Common Shares | $ / shares			$ 0.127
Investment in Condor Hospitality Trust [Member]
Statement [Line Items]
Capital stock					$ 305,000,000
Merger by absorption of IRSA and IRSA Propiedades Comerciales [Member]
Statement [Line Items]
Ordinary shares distibuted | shares			152,158,215
Dividend distribution, per share | $ / shares				$ 0.56
Dividend Common Shares | $ / shares			$ 1.40
Acquisition of Beruti real estate [Member]
Statement [Line Items]
Covering a total area | ft²		2,386.63
Total covered area | ft²		8,136.85
Purchase Price		$ 2,159
Republica Building Sale [Member]
Statement [Line Items]
Covering a total area | ft²	521,400
Interest rate	100.00%
Descripton of sale	The transaction price was set at USD 131.8 million (USD/square meters 6,629), approximately 80% has already been paid in cash (USD 105,1 million or ARS 11,944.8 million), and the remaining amount has been paid with the delivery of a 46-hectare plot
Sale of Boston Tower building [Member]
Statement [Line Items]
Covering a total area | ft²									2,370		3,582	3,550
Transaction price									$ 20,400		$ 32,000	$ 31,600